SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 550,263	$ 240,942	$ 1,096,629	$ 649,700
Compliance fees	137,649	63,988	436,602	205,753
Business development	163,230	61,249	508,255	193,842
General freight	77,446	39,316	276,308	84,908
General office	402,208	215,201	892,162	565,352
Office and Miscellaneous Expenses	$ 1,330,796	$ 620,696	$ 3,209,956	$ 1,699,555